Offerings	Jun. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	115.95
Maximum Aggregate Offering Price	$ 2,319,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 320,253.9
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the Workday, Inc. Amended and Restated 2022 Equity Incentive Plan (the “A&R EIP”) and the Workday, Inc. Amended and Restated 2012 Employee Stock Purchase Plan (the “A&R ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant’s receipt of consideration and that results in an increase in the number of outstanding shares of Class A common stock, par value $0.001 per share (the “Class A common stock”) of Workday, Inc. (the “Registrant”).Represents additional shares of the Registrant’s Class A common stock to be registered and available for grant under its A&R EIP. The Registrant’s stockholders approved an increase to the aggregate number of shares of Class A common stock available for issuance under the A&R EIP on June 16, 2026.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act . The price of $115.95 per share represents the average of the high and low prices of the Class A common stock as quoted on The Nasdaq Global Select Market on June 22, 2026, a date within five business days prior to the filing of this Registration Statement.The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	98.56
Maximum Aggregate Offering Price	$ 689,920,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 95,277.95
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the Workday, Inc. Amended and Restated 2022 Equity Incentive Plan (the “A&R EIP”) and the Workday, Inc. Amended and Restated 2012 Employee Stock Purchase Plan (the “A&R ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant’s receipt of consideration and that results in an increase in the number of outstanding shares of Class A common stock, par value $0.001 per share (the “Class A common stock”) of Workday, Inc. (the “Registrant”).Represents additional shares of the Registrant’s Class A common stock to be registered and available for grant under its A&R ESPP. The Registrant’s stockholders approved an increase to the aggregate number of shares of Class A common stock available for issuance under the A&R ESPP on June 16, 2026.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act and based upon the average of the high and low prices of the Class A common stock as quoted on The Nasdaq Global Select Market on June 22, 2026, a date within five business days prior to the filing of this Registration Statement. Under the A&R ESPP, the purchase price of a share of Class A common stock is equal to 85% of the fair market value of the Class A common stock on the offering date or the purchase date, whichever is less.The Registrant does not have any fee offsets.